BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Balanced Capital V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated November 29, 2012

to the Statement of Additional Information dated May 1, 2012, as amended October 5, 2012

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Portfolio Manager Information” is revised as set forth below.

The subsection entitled “Other Funds and Accounts Managed” as it relates solely to each of the Funds is deleted in its entirety and replaced with the following:

Balanced Capital V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.59 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	24	11	8	0	1	0
	$16.58 Billion	$2.73 Billion	$1.53 Billion	$0	$119.1 Million	$0
Philip J. Green	24	15	5	0	0	2
	$16.58 Billion	$2.69 Billion	$1.64 Billion	$0	$0	$1.29 Billion
Rick Rieder	13	5	3	0	3	1
	$18.49 Billion	$1.75 Billion	$455.8 Million	$0	$92.34 Million	$98.93 Million
Bob Miller	7	1	1	0	0	0
	$7.11 Billion	$421.1 Million	$300.3 Million	$0	$0	$0
[1]	Information for Mr. Leavy is provided as of June 11, 2012.

Total Return V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rick Rieder	13	5	3	0	3	1
	$18.35 Billion	$1.75 Billion	$455.8 Million	$0	$92.34 Million	$98.93 Million
Bob Miller	7	1	1	0	0	0
	$6.97 Billion	$421.1 Million	$300.3 Million	$0	$0	$0

U.S. Government Bond V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bob Miller[1]	5	2	1	0	0	0
	$1.66 Billion	$756.9 Million	$318 Million	$0	$0	$0
Matthew Kraeger[1]	6	20	22	0	1	0
	$3.28 Billion	$2.63 Billion	$7.61 Billion	$0	$242.8 Million	$0
[1]	Information for Mr. Miller and Mr. Kraeger is provided as of November 15, 2012.

The subsections entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — 1. Balanced Capital V.I., Equity Dividend V.I., Value Opportunities V.I., International V.I., Global Opportunities V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I., Capital Appreciation V.I., and Basic Value V.I.” and “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — 3. S&P 500 Index V.I., High Yield V.I., Balanced Capital V.I., Total Return V.I., and U.S. Government Bond V.I.” as they relate solely to each of the Funds are revised as set forth below:

Portfolio Manager(s)	Funds Managed	Applicable Benchmarks
Chris Leavy, CFA Peter Stournaras, CFA	Balanced Capital V.I.	Lipper Multi-Cap Core, Lipper Multi-Cap Growth and Lipper Multi-Cap Value Fund Classifications.

Philip Green	Balanced Capital V.I.	There are no benchmarks associated with this portfolio manager’s compensation.

Rick Rieder	Balanced Capital V.I. Total Return V.I.	A combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Bob Miller	Balanced Capital V.I. Total Return V.I. U.S. Government Bond V.I.	A combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Matthew Kraeger	U.S. Government Bond V.I.	A combination of market-based indices (e.g., Citigroup Mortgage Index, Barclays GNMA MBS Index), certain customized indices and certain fund industry peer groups.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Balaraman, Bliss, Bristow, Callan, Corallo, Coyle, Garfin, Green, Jamieson, Keenan, Lindsey, Rendino, Rieder, Savage, Schoenhofen, Shearer and Turnill and Mdmes. Anderson and King have each received long-term incentive awards.

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Bristow, Keenan, Kraeger, Krause, Rieder, Schoenhofen, Stournaras and Turnill may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Bristow, Keenan, Kraeger, Krause, Rieder, Schoenhofen, Stournaras and Turnill may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-VAR-1112SUP